SEGMENT INFORMATION - Geographical (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Geographical information based on revenue and non-current assets
Number of operating segments | segment	1
Revenue	$ 48,948	$ 64,669	$ 56,733
Non-current assets	314,748	356,880
Bulgaria
Geographical information based on revenue and non-current assets
Revenue	931	912	966
Non-current assets	179	79
Canada
Geographical information based on revenue and non-current assets
Revenue	167	361	382
Non-current assets	1,786	1,707
Chile
Geographical information based on revenue and non-current assets
Non-current assets	6,717	5,545
Czech
Geographical information based on revenue and non-current assets
Revenue	3,936	4,103	3,548
Non-current assets	12,573	13,791
Greece
Geographical information based on revenue and non-current assets
Revenue	1,214	1,613	1,650
Non-current assets		94
Japan
Geographical information based on revenue and non-current assets
Revenue	36,086	41,140	37,887
Non-current assets	258,086	180,794
PRC
Geographical information based on revenue and non-current assets
Revenue	168	29
Non-current assets	2,516	1,134
Spain
Geographical information based on revenue and non-current assets
Revenue		329	421
Non-current assets	15	545
USA
Geographical information based on revenue and non-current assets
Revenue	5,612	4,914	6,681
Non-current assets	32,876	42,563
Uruguay
Geographical information based on revenue and non-current assets
Revenue	$ 834	11,268	$ 5,198
Non-current assets		$ 110,628